Financial Instruments (Details) - Schedule Maturity of Financial Assets $ in Thousands	Dec. 31, 2023 CAD ($)
2024 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	$ 1,748,009
2025 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,308
2026 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,411
2027 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	664
2028 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	549
Thereafter [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	2,701
Cash and Cash Equivalents [Member] | 2024 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,669,089
Cash and Cash Equivalents [Member] | 2025 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | 2026 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | 2027 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | 2028 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | Thereafter [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | 2024 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	74,942
Trade and other receivables, excluding deferred receivables [Member] | 2025 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | 2026 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | 2027 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | 2028 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | Thereafter [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Deferred receivables [Member] | 2024 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	3,347
Deferred receivables [Member] | 2025 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,308
Deferred receivables [Member] | 2026 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,411
Deferred receivables [Member] | 2027 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	664
Deferred receivables [Member] | 2028 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	549
Deferred receivables [Member] | Thereafter [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,703
Other financial assets [Member] | 2024 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	631
Other financial assets [Member] | 2025 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Other financial assets [Member] | 2026 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Other financial assets [Member] | 2027 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Other financial assets [Member] | 2028 [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets
Other financial assets [Member] | Thereafter [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	998
Carrying amount [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,754,642
Carrying amount [Member] | Cash and Cash Equivalents [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	1,669,089
Carrying amount [Member] | Trade and other receivables, excluding deferred receivables [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	74,942
Carrying amount [Member] | Deferred receivables [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	8,982
Carrying amount [Member] | Other financial assets [Member]
Schedule Maturity of Financial Assets [Line items]
Total contractual maturities of financial assets	$ 1,629